Significant Acquisition (Details1) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Net loss attributable to common stockholders	$ (13,431)	$ (2,995,105)	$ (1,521,934)	$ (11,043,541)	$ (13,431)
Western Interior Oil And Gas Corporation [Member]
Business Acquisition [Line Items]
Revenue				0
Net loss attributable to common stockholders				11,043,541
Pro Forma Revenue				895,182
Pro Forma Net Loss				$ 14,285,867